Consolidated Statements of Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2012	$ 12,938	$ 262,363	$ (106,110)	$ (3,019)	$ 166,172	$ 13,704	$ 179,876
Balance (in shares) at Dec. 31, 2012	(12,938,157)			(110,874)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	$ 9,215	118,619			127,834		127,834
Issuance of common stock (in shares)	9,215,017
Issuances of restricted stock and stock units	$ 96	(96)
Issuances of restricted stock and stock units (in shares)	96,372
Forfeiture of restricted stock	$ (148)	148
Forfeiture of restricted stock (in shares)	(147,833)
Shares repurchased to satisfy tax obligations	$ (4)	(72)			(76)		(76)
Stock repurchases (in shares)	(4,461)
Forfeiture of restricted stock		1,648			1,648		1,648
Issuances of restricted stock and stock units		11,894	(11,894)
Contributions from non-controlling interests						724	724
Net (loss) income			(9,477)		(9,477)	1,205	(8,272)
Balance at Dec. 31, 2013	$ 22,097	394,504	(127,481)	$ (3,019)	286,101	15,633	301,734
Balance (in shares) at Dec. 31, 2013	(22,097,252)			(110,874)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuances of restricted stock and stock units	$ 128	(128)
Issuances of restricted stock and stock units (in shares)	127,518
Forfeiture of restricted stock	$ (30)	30
Forfeiture of restricted stock (in shares)	(30,164)
Shares repurchased to satisfy tax obligations	$ (14)	(213)			(227)		(227)
Stock repurchases (in shares)	(13,179)
Forfeiture of restricted stock		2,770			2,770		$ 2,770
Conversion of 7.50% Exchange Notes (in shares)							1,545
Conversion of 7.50% Exchange Notes	$ 2	26			28		$ 28
Contributions from non-controlling interests						193	193
Deconsolidation of non-controlling interests						$ (15,826)	(15,826)
Net (loss) income			(1,932)		(1,932)		(1,932)
Balance at Dec. 31, 2014	$ 22,183	396,989	(129,413)	$ (3,019)	286,740		286,740
Balance (in shares) at Dec. 31, 2014	(22,182,972)			(110,874)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuances of restricted stock and stock units	$ 291	(291)
Issuances of restricted stock and stock units (in shares)	291,075
Forfeiture of restricted stock	$ (21)	21
Forfeiture of restricted stock (in shares)	(20,973)
Shares repurchased to satisfy tax obligations	$ (9)	(113)			(122)		(122)
Stock repurchases (in shares)	(9,046)
Forfeiture of restricted stock		3,113			3,113		3,113
Net (loss) income			11,950		11,950		11,950
Balance at Dec. 31, 2015	$ 22,444	$ 399,719	$ (117,463)	$ (3,019)	$ 301,681		$ 301,681
Balance (in shares) at Dec. 31, 2015	(22,444,028)			(110,874)